Other Current Liabilities - Allowance for sales discounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Current Liabilities
Balance at beginning of year	$ 2,180	$ 1,570	$ 809
Charges to earnings	20,429	26,830	13,632
Amounts utilized	(22,057)	(26,220)	(12,871)
Balance at end of year	$ 552	$ 2,180	$ 1,570